Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss), Tax [Abstract]
Other Comprehensive Income

(11)      Other Comprehensive Income

Accumulated other comprehensive income (loss) included in the balance sheet at December 31 is as follows:

	2011	Change	2012
Unrealized appreciation on available-
for-sale securities	$3,912,000	$5,988,000	$9,900,000
Pension liability adjustment	(9,895,840)	(601,778)	(10,497,618)
Postretirement liability adjustment	(6,213,194)	(563,961)	(6,777,155)
	$(12,197,034)	$4,822,261	$(7,374,773)

	2010	Change	2011
Unrealized appreciation on available-
for-sale securities	$6,168,000	$(2,256,000)	$3,912,000
Pension liability adjustment	(8,529,441)	(1,366,399)	(9,895,840)
Postretirement liability adjustment	(8,312,977)	2,099,783	(6,213,194)
	$(10,674,418)	$(1,522,616)	$(12,197,034)